BUSINESS COMBINATION - Narrative (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Feb. 11, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Care.com
Business Acquisition [Line Items]
Proportion of voting interests acquired (as a percent)	100.00%
Total purchase price	$ 626.9
Cash acquisition price	587.0
Consideration transferred, equity interests	$ 40.0
Deferred tax assets, adjustment		$ 32.1
Goodwill adjustment		$ 32.1
Revenue			$ 182.4
Net earnings (loss)			(31.4)
Write-off due to deferred revenue			17.3
Business Combination, Acquisition Related Costs			16.7
Deferred Revenue Write Off Adjustment
Business Acquisition [Line Items]
Adjustment to increase (decrease) in revenues			17.1	$ (11.1)
Amortization Adjustment
Business Acquisition [Line Items]
Adjustment to decrease in amortization of intangible assets				$ 25.9
One-Time Acquisition-related Costs
Business Acquisition [Line Items]
Adjustment to increase (decrease) in revenues			$ (72.8)